Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 2,929	$ 5,395
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	219,708,779	204,937,882
Common stock, shares outstanding	218,636,842	204,533,916
Treasury stock, shares	1,071,937	403,966